Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 2). As discussed in note 18, the Partnership disposed of certain conventional tankers during 2013, 2012 and 2011. The Partnership has retrospectively adjusted its prior period consolidated financial statements to comparably classify the amounts related to the operations of these conventional tankers as discontinued operations.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, in instances in which certain redemption features that are not solely within the control of the issuer are present, classification of non-controlling interests outside of permanent equity is required. The holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 13b). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section on the Partnership’s consolidated balance sheet.

In order to more closely align the Partnership’s presentation to many of its peers, the cost of ship management services of $34.9 million for the year ended December 31, 2013 have been presented in vessel operating expenses with effect from January 1, 2013 in the Partnership’s consolidated statements of income (loss). Prior to 2013, the Partnership included these amounts in general and administrative expenses. All such costs incurred in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses to conform to the presentation adopted in the current period. The amounts reclassified for the year ended December 31, 2012 and 2011 were $38.7 million and $33.5 million, respectively.

Foreign currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income (loss).

Operating revenues and expenses

Operating revenues and expenses

Contracts of Affreightment and Voyage Charters

Revenues from contracts of affreightment and voyage charters are recognized on a proportionate performance method. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. The Partnership used a discharge-to-discharge basis in determining proportionate performance for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Time Charters, Bareboat Charters and FPSO Contracts

Operating Leases - The Partnership recognizes revenues from the time charters, bareboat charters and floating, production, storage and offloading (or FPSO) contracts accounted for as operating leases daily over the term of the charter as the applicable vessel operates under the charter. Receipt of incentive-based revenue from the Partnership’s FPSO units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. The Partnership does not recognize revenue during days that the vessel is off hire unless the contract provides for compensation while off hire.

Direct Financing Leases - Charter contracts that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized on an effective interest rate method over the lease term and is included in revenues. Revenue from rendering of services are recognized as service is performed. Revenues are not recognized during days that the vessel is off-hire unless the contract provides for compensation while off hire.

The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned or incurred, respectively, in subsequent periods.

Operating Expenses

Operating Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly liquid investments with an original maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Investment in joint venture

Investment in joint venture

This investment in a joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost, is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in the joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income (loss).

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Shuttle and conventional tankers are depreciated using an estimated useful life of 20 to 25 years commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. FPSO units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit arrives at the oil field and is in a condition that is ready to operate. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation of vessels and equipment from continuing operations (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2013, 2012, and 2011, totalled $171.4 million, $158.0 million, and $135.4 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2013, 2012, and 2011 totaled $19.6 million, $1.5 million and $5.9 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and conventional oil tanker every two and a half to five years. FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2013, 2012, and 2011 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Balance at beginning of the year	45,909	60,158	71,349
Cost incurred for dry docking	19,020	19,101	24,507
Dry-docking amortization relating to continuing operations	(22,559)	(25,267)	(29,276)
Dry-docking amortization relating to discontinued operations	(360)	(2,087)	(5,190)
Write down / sale of capitalized dry-dock expenditure	(475)	(5,996)	(1,232)

Balance at end of the year	41,535	45,909	60,158

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct financing leases

Direct financing leases

The Partnership employs a number of vessels on long-term time charters and assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC equipment) during loading, transportation and storage of oil and oil products. The long-term time charters and the leasing of some VOC equipment are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and other income using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Debt issuance costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s intangible assets are amortized over their respective lives with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into the future (see note 11).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income (loss). The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged items is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income (loss). If the hedged items are no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income (loss).

For derivative financial instruments that are not designated or that do not qualify as accounting hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange gain (loss) in the consolidated statements of income (loss).

Unit-based compensation

Unit-based compensation

The Partnership grants restricted unit awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of income (loss).

Income taxes

Income taxes

The Partnership’s Norwegian, Australian and Brazilian subsidiaries are subject to income taxes. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense).

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss)

The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive income (loss) for the periods presented:

Qualifying Cash
Flow Hedging
Instruments
$
Balance as at December 31, 2010	745
Other comprehensive loss	(2,461)
Purchase of 49% of Teekay Offshore Operating L.P. (or OPCO) (note 10c)	1,162

Balance as at December 31, 2011	(554)
Other comprehensive income	496

Balance as at December 31, 2012	(58)
Other comprehensive income	58

Balance as at December 31, 2013	—